UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011
Check here is Amendment ( ); Amendment Number:
This Amendment (Check only one): 	(  ) is a restatement.
					(  ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Greenbrier Partners LTD
Address: 1901 N. Akard
	Dallas, TX 75201

13F File Number: 028-12668

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name: Frederick E. Rowe, Jr.
Title: General Partner
Phone: (214) 720-2060
Signature, Place and Date of Signing
FREDERICK E. ROWE, JR. 	"DALLAS, TX"	08-Aug-11

Report Type (check only one):
(X)	13F HOLDINGS REPORT
( )	13F NOTICE
( )	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 18
Form 13F Information Table Value Total:	"$142,099"

List of Other Included Managers:
NONE

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

NAME OF THE ISSUER	TITLE OF CLASS	CUSIP	VALUE (X1000)	SH/PRN
					PUT/CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY
								Sole	Shared

APPLE INC	COM	037833100	18798	SH		SOLE		56000
CARMAX INC	COM	143130102	8268	SH		SOLE		250000
COSTCO WHSL CORP NEW	COM	22160K105	6499	SH		SOLE		80000
DEVON ENERGY CORP NEW	COM	25179M103	4729	SH		SOLE		60000
EXCO RESOURCES INC	COM	269279402	3089	SH		SOLE		175000
GOOGLE INC	CL A	38259P508	9115	SH		SOLE		18000
LIBERTY MEDIA CORP NEW	LIB STAR COM A	53071M708	4514	SH		SOLE		60000
MARKEL CORP	COM	570535104	9920	SH		SOLE		25000
MCDONALDS CORP	COM	580135101	10118	SH		SOLE		120000
MICROSOFT CORP	COM	594918104	1300	SH		SOLE		50000
NEWS CORP	CL A	65248E104	12390	SH		SOLE		700000
ORACLE CORP	COM	68389X105	1646	SH		SOLE		50000
PETSMART INC	COM	716768106	9074	SH		SOLE		200000
PULTE GROUP INC	COM	745867101	7660	SH		SOLE		1000000
TEVA PHARMACEUTICAL INDS LTD	ADR	881624209	12055	SH		SOLE		250000
TITANIUM METALS CORP	COM NEW	888339207	3389	SH		SOLE		185000
VALHI INC NEW	COM	918905100	7138	SH		SOLE		143700
WPP PLC 	ADR	92933H101	12395	SH		SOLE		197535
